Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Entity File Number	001-42098
Entity Registrant Name	JIADE LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18/F, Block D, Huirong Plaza, No. 88, Section 3, Jinhua Road
Entity Address, Adress Line Two	Jinjiang District
Entity Address, City or Town	Chengdu City
Entity Address, Country	CN
Entity Address, Postal Zip Code	610000
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	JDZG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001976908
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Enrome LLP	ZH CPA, LLC
Auditor Location	Singapore	Denver, Colorado
Auditor Firm ID	6907	6413
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	892,686
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	42,083
Business Contact
Document Information [Line Items]
Contact Personnel Name	Yuan Li
Entity Address, Address Line One	18/F, Block D, Huirong Plaza, No. 88, Section 3, Jinhua Road
Entity Address, Adress Line Two	Jinjiang District
Entity Address, City or Town	Chengdu City
Entity Address, Country	CN
Entity Address, Postal Zip Code	610000
Country Region	86
City Area Code	400
Local Phone Number	028-0776
Contact Personnel Email Address	kevin@sckbkj.com